STOCK WARRANTS AND STOCK OPTIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Remaining Contractual Life , Beginning Balance	3 years 9 months 18 days	3 years 11 months 19 days
Weighted Average Remaining Contractual Life, Warrants Granted	3 years 1 month 24 days	4 years 4 months 28 days
Weighted Average Remaining Contractual Life, Ending Balance	3 years 14 days	3 years 9 months 18 days
Weighted Average Exercise Price Per Share, Beginning Balance	$ 2.8239	$ 1.0776
Weighted Average Exercise Price Per Share, Warrants Granted	7.3500	2.7273
Weighted Average Exercise Price Per Share, Warrants Exercised	1.5000	0.4353
Weighted Average Exercise Price Per Share, Warrants Expired/forfeited	6.0000
Weighted Average Exercise Price Per Share, Ending Balance	$ 6.7800	$ 2.8239
Aggregate Intrinsic Value, Beginning Balance	$ 1,173,737	$ 1,276,870
Aggregate Intrinsic Value, Warrants Granted	1,152,852	898,000
Aggregate Intrinsic Value, Ending Balance	$ 1,784,838	$ 1,173,737
Warrants Exercised	$ 1.50
Warrants Expired/forfeited	$ 6.00
Warrants [Member]
Outstanding At Beginning Of Period	194,772	199,471
Warrants Granted	740,671	146,667
Warrants Exercised	(58,979)	(151,366)
Warrants Expired/forfeited	(40,000)
Outstanding At Ending Of Periods	836,464	194,772
Warrants [Member] | Minimum [Member]
Warrants Exercised		$ 0.39912
Outstanding At Beginning Of Period	$ 1.50	0.39912
Warrants Granted	6.00	1.50
Outstanding At End Of Period	1.50	1.50
Warrants [Member] | Maximum [Member]
Warrants Exercised		0.45897
Outstanding At Beginning Of Period	6.00	3.118125
Warrants Granted	9.00	6.00
Outstanding At End Of Period	$ 9.00	$ 6.00